Dreyfus
Stock
Index Fund
Annual Report




December 31, 1996

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to inform you that Dreyfus Stock Index Fund produced a total return of 22.54% for the 12 months ended December 31, 1996, based on net asset value.* This compares with a total return of 22.95% for the Standard & Poor's 500 Composite Stock Price Index (the S&P 500), which serves as the benchmark for the Fund.** The difference is accounted for by transaction fees and other Fund expenses.
   Stocks of the kind represented in the S&P 500, which is dominated by large capitalization companies, had a particularly good year. Small companies, as measured by the Russell 2000 Index, did not move upward as strongly. That Index provided a total return of 16.50% for the year.***

ECONOMIC REVIEW

   The much-heralded "Goldilocks" phase of the U.S. economy--not too hot and not too cold--may be ending. First, the slowdown to 2% GDP growth seems to have been confined to the summer and recent data depict faster growth for the fourth quarter of 1996. Second, inflation has begun a cyclical climb, although there is yet little linkage to the tight labor market. The economy is operating with very little slack near the close of its sixth year of expansion. Hence, the resumption of faster growth quickly restored a rising trend to bond yields and pulled short-term rates above their December lows. As yet there is little expectation of tighter Federal Reserve policy, although sustained above-trend growth would probably justify higher rates during 1997. Modest tightening in 1997 would in our opinion help allay inflation fears and sustain another year of economic growth.
   Although the economy grew near its 2.4% long-term trend rate in 1996, it was nonetheless quite volatile during the year. After a strong first half, and then the summer slowdown, the return to faster growth late in the year is not broad-based. Strong sectors are in manufacturing, exports, services and construction. By contrast, some retailers found Christmas sales disappointing and capital goods orders are mixed. However, inventories are quite lean and this tilts the odds towards yet another year of growth in 1997. While corporate profit growth slowed in 1996, profits still tended to surprise on the upside and should maintain steady growth in 1997 too.
   Accelerating wage growth in 1996 did not fuel higher prices. And surging energy prices have failed to lift inflation elsewhere. Indeed, core inflation (excluding food and energy) decelerated last year. The general price structure has so far ignored the higher oil price, responding to it as temporary. However, oil prices have been rising now for a year and, at some point, their ability to raise the overall price level may become worrisome, especially if the Fed finds them significant.
   Both long-term and short-term interest rates were quite volatile in 1996. The strength of the economy prompted rising rates through summer's end, but bond yields then fell 90 basis points after the economy slowed. That period of low rates may have ended now that faster growth is again apparent.
   We believe the economy has reverted to a period of growth above the long-term average. Key issues are whether faster growth will fuel higher inflation this time and at what point rising oil prices would disturb price stability. The economy will shortly begin a seventh expansion year and continued volatility in growth and in sentiment is likely.

MARKET OVERVIEW

   The stock market in 1996 was a mixture of agony and ecstasy, with the accent for most of the year on the more desirable of those two alternatives. By the end of the year, the Standard & Poor's 500 Composite Stock Price Index had registered a gain of 22.95%, while the blue chip Dow Jones Industrial Average ("DJIA") gained 28.91%.+ The road leading to those impressive year-end gains was not a smooth one, however.
   The market year began haltingly, in the wake of shaky business conditions at the end of the previous year. As 1996 unfolded, however, the market picked up steam. The economy took on characteristics that continued for much of the year--low inflation, moderate growth and relatively low interest rates. This was a combination that investors liked, perhaps too much. By midyear, satisfaction with the economy turned into fear that economic growth might be overdone.
   The prevailing nervousness about potential inflation served to boost interest rates temporarily, without the need for Federal Reserve intervention. This was a temporary setback for large capitalization stocks, but more damaging to Nasdaq issues and particularly to the smaller capitalization stocks measured by the Russell 2000 Index.
   As summer turned into fall, interest rates eased and inflation remained at bay. The benign economic environment allowed many stocks to resume their upward course, causing a string of record-breaking performances by the DJIA and other broad market indexes. In mid-fall the prospect that government would continue divided in Washington, with a Democratic President and a Republican-controlled Congress, appeared to be another plus factor for the market. Stocks continued to surge, hardly pausing for breath when Chairman Alan Greenspan raised a caution signal in early December by referring to "irrational exuberance" in the equity markets.
   Stock market veterans issued a stream of warnings that what goes up so strongly and consistently must, at some point, come down. Nonetheless, a fairly steady flow of new money coming into stocks from people putting money aside for retirement seemed to be fueling the boom. While at the very end of the year, caution caused a softening of stock prices, which backed away from the year's record of 6560.91 on the DJIA, that record was surpassed in early 1997, when the average surpassed 6700.
   Among the best performing groups for 1996 were oil drillers, semi-conductors, computers, financial enterprises and consumer nondurables. Corporate earnings were very strong for much of the year, but showed signs of flagging as the year wore on. This raised questions in the minds of many market observers whether the scorching pace of the past year could be maintained.
   We appreciate your investment and your confidence in the Dreyfus Corporation.

                                                     Sincerely,




                                                     Steven A. Falci, CFA
                                                     Portfolio Manager

January 20, 1997 New York, N.Y.

  * Total return includes reinvestment of dividends and any capital gains paid. ** SOURCE: LIPPER ANALYTICAL SERVICES, INC.--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
*** The Russell 2000 Index is a widely accepted unmanaged index of small cap stock performance.
  + The Dow Jones Industrial Average (DJIA) is a price weighted average of 30 actively traded blue chip stocks.

Dreyfus Stock Index Fund                                      December 31, 1996
--------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS STOCK INDEX
         FUND AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX


INSERT PLOT POINTS HERE

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
--------------------------------------------------------------------------------

 One Year Ended               Five Years Ended         From Inception (9/29/89)
December 31, 1996             December 31, 1996          to December 31, 1996
      22.54%                       14.64%                       13.69%

Past performance is not predictive of future performance.
The Fund's performance does not reflect the deduction of additional charges applicable to separate accounts of participating insurance companies using the Fund as an underlying investment. The above graph compares a $10,000 investment made in Dreyfus Stock Index Fund on 9/29/89 (Inception Date) to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. For comparative purposes, the value of the Index on 9/30/89 is used as the beginning value on 9/29/89. All dividends and capital gain distributions are reinvested. The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments                                       December 31, 1996

    Shares   COMMON STOCKS--91.6%              Value
  ----------                               ------------
             Basic Industries--5.2%
   14,700    Air Products & Chemicals... $   1,016,137
   17,200    Alco Standard..............       887,950
    5,400    Armstrong World Industries.       375,300
   13,800    Avery Dennison.............       488,175
    4,000    Ball.......................       104,000
    6,900    Bemis......................       254,437
    6,400    Boise Cascade..............       203,200
    3,700    Centex.....................       139,212
   12,500    Champion International.....       540,625
   16,900    Crown Cork & Seal..........       918,937
   32,000    Dow Chemical...............     2,508,000
   74,100    duPont (E.I.) de Nemours...     6,993,187
   10,300    Eastman Chemical...........       569,075
    4,900 (a)FMC........................       343,612
   11,000    Fluor......................       690,250
   12,000    Georgia Pacific............       864,000
    7,100    Goodrich (B.F.)............       287,550
   11,700    Grace (W.R.)...............       605,475
    8,300    Great Lakes Chemical.......       388,025
   13,500    Hercules...................       583,875
   39,600    International Paper........     1,598,850
   11,300    James River................       374,312
   37,200    Kimberly-Clark.............     3,543,300
   14,300    Louisiana Pacific..........       302,087
    6,900    Mead.......................       401,062
   55,000    Minnesota Mining &
               Manufacturing............     4,558,125
   77,344    Monsanto...................     3,006,748
   18,700    Morton International.......       762,025
    8,900    Nalco Chemical.............       321,512
   43,300    Occidental Petroleum.......     1,012,137
   24,200    PPG Industries.............     1,358,225
    3,700    Potlach....................       159,100
   20,600    Praxair....................       950,175
    8,400    Rohm & Haas................       685,650
   11,300    Sherwin-Williams...........       632,800
    6,600    Sigma-Aldrich..............       412,087
   13,000    Stone Container............       193,375
    7,300    Temple-Inland..............       395,112
    9,200    Union Camp.................       439,300
   16,800    Union Carbide..............       686,700
   13,400    Westvaco...................       385,250
   26,100    Weyerhaeuser...............     1,236,487
    7,300    Willamette Industries......       508,262
                                         -------------
                                            42,683,703
                                         -------------
             Capital Goods--21.3%
   28,900    AMP........................     1,109,037
   18,000 (a)Advanced Micro Devices.....       463,500
    5,900    Alexander & Alexander Services    102,512
   22,932    Allegheny Teledyne.........       527,436
             Capital Goods (continued)
   37,200    AlliedSignal...............   $ 2,492,400
   16,000 (a)Amdahl.....................       194,000
   22,400    American Brands............     1,111,600
    8,000 (a)Andrew.....................       424,500
   16,400    Apple Computer.............       342,350
   23,700 (a)Applied Materials..........       851,718
    6,000    Autodesk...................       168,000
   38,200    Automatic Data Processing..     1,637,825
   25,500 (a)Bay Networks...............       532,312
   48,397    Boeing.....................     5,148,230
    3,800    Briggs & Stratton..........       167,200
   28,000    Browning-Ferris Industries.       735,000
   35,600 (a)COMPAQ Computer............     2,643,300
   51,850 (a)CUC International..........     1,231,437
   20,500 (a)Cabletron Systems..........       681,625
    9,700    Case.......................       528,650
   25,200    Caterpillar................     1,896,300
    9,100 (a)Ceridian...................       368,550
    5,200    Cincinnati Milacron........       113,750
   85,400 (a)Cisco Systems..............     5,433,575
   22,500    Cognizant..................       742,500
   47,950    Computer Associates
               International............     2,385,512
   10,000 (a)Computer Sciences..........       821,250
   14,200    Cooper Industries..........       598,175
    6,050    Crane......................       175,450
    5,200    Cummins Engine.............       239,200
   15,400 (a)DSC Communications.........       275,275
    5,100 (a)Data General...............        73,950
   34,000    Deere......................     1,381,250
   23,700 (a)Dell Computer..............     1,259,062
   10,900    Deluxe.....................       356,975
   20,400 (a)Digital Equipment..........       742,050
   14,800    Dover......................       743,700
   12,700    Dow Jones & Co.............       430,212
   23,100    Dresser Industries.........       716,100
   22,400    Dun & Bradstreet...........       532,000
    6,200    EG&G.......................       124,775
   30,600    EMC........................     1,013,625
   10,200    Eaton......................       711,450
   29,500    Emerson Electric...........     2,854,125
   58,900    First Data.................     2,149,850
    5,300    Foster Wheeler.............       196,762
    8,300    General Dynamics...........       585,150
  216,700    General Electric...........    21,426,285
    6,600    General Signal.............       282,150
   15,900    Genuine Parts..............       707,550
    4,300    Giddings & Lewis...........        55,362
    7,000    Grainger (W.W.)............       561,750
   13,700    H&R Block..................       397,300

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Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                           December 31, 1996

    Shares   COMMON STOCKS (continued)         Value
  ----------                               ------------
             Capital Goods (continued)
    6,500    Harnischfeger Industries...    $  312,812
    5,100    Harris.....................       349,987
  133,900    Hewlett-Packard............     6,728,475
   16,700    Honeywell..................     1,098,025
   16,300    Illinois Tool Works........     1,301,962
   14,400    Ingersoll-Rand.............       640,800
   68,200    International Business
               Machines.................    10,298,200
  108,000    Intel......................    14,141,250
    6,300 (a)Intergraph.................        64,575
   10,700    Interpublic Group Cos......       508,250
    5,400    Johnson Controls...........       447,525
   17,000 (a)LSI Logic..................       454,750
   41,300    Laidlaw, Cl. B.............       474,950
   25,400    Lockheed Martin............     2,324,100
   83,898    Lucent Technologies........     3,880,282
    9,800    Mallinckrodt Group.........       432,425
    9,500    Marsh & McLennan...........       988,000
    7,200    McDermott International....       119,700
   27,900    McDonnell Douglas..........     1,785,600
   27,500    Micron Technology..........       800,937
  157,300 (a)Microsoft..................    12,996,912
   78,000    Motorola...................     4,787,250
   18,300 (a)National Semiconductor.....       446,062
    6,200    National Service Industries       231,725
   34,000    Northern Telecommunications     2,103,750
    7,600 (a)Northrop Grumman...........       628,900
   45,300 (a)Novell.....................       428,934
   86,500 (a)Oracle.....................     3,611,375
    6,800    Owens-Corning..............       289,850
   15,101    Pall.......................       385,075
    9,800    Parker-Hannifin............       379,750
    5,700    Perkin-Elmer...............       335,587
   19,500    Pitney Bowes...............     1,062,750
   29,300    Rockwell...................     1,783,638
    5,900    Raychem....................       472,737
   31,100    Raytheon...................     1,496,687
   10,800    Ryder System...............       303,750
    7,700    Safety-Kleen...............       126,087
   10,200    Scientific-Atlanta.........       153,000
   32,700 (a)Seagate Technology.........     1,291,650
   31,000    Service Corp. International       868,000
    3,100    Shared Medical Systems.....       152,675
   23,000 (a)Silicon Graphics...........       586,500
    8,050    Snap-On....................       286,781
   11,700    Stanley Works..............       315,900
   48,300 (a)Sun Microsystems...........     1,240,706
   22,900 (a)3COM.......................     1,680,287
    3,700    TRINOVA....................       134,587
   16,700    TRW........................       826,650
   15,600 (a)Tandem Computers...........       214,500

             Capital Goods (continued)
    4,300    Tektronix..................    $  220,375
   23,600 (a)Tellabs....................       887,950
   25,000    Texas Instruments..........     1,593,750
   10,900    Textron....................     1,027,325
   20,000    Thermo Electron............       825,000
    7,000    Thomas & Betts.............       310,625
    4,100    Timken.....................       188,087
   20,600    Tyco International.........     1,089,225
   23,000 (a)Unisys.....................       155,250
   31,700    United Technologies........     2,092,200
   82,500    Westinghouse Electric......     1,639,687
   63,800    WMX Technologies...........     2,081,475
   42,700    Xerox......................     2,247,087
                                         -------------
                                           172,576,298
                                         -------------
             Consumer Cyclical--10.8%
   33,100    Albertson's................     1,179,187
    9,900    American Greetings, Cl. A..       280,912
   19,100    American Stores............       780,712
   20,000 (a)Autozone...................       550,000
   16,400    Becton, Dickinson & Co.....       711,350
   11,500    Black & Decker.............       346,437
   12,900    Brunswick..................       309,600
   13,900    CVS........................       575,113
   13,800 (a)Charming Shoppes...........        69,862
   95,900    Chrysler...................     3,164,700
   12,900    Circuit City Stores........       388,612
   42,900    Comcast, Cl. A.............       764,156
   10,900    Cooper Tire and Rubber.....       215,275
   13,400    Dana.......................       437,175
   20,700    Darden Restaurants.........       181,125
   28,500    Dayton Hudson..............     1,118,625
   15,000    Dillard Department Stores, Cl. A  463,125
   89,300    Disney (Walt)..............     6,217,512
   19,800    Donnelley (R.R.) & Sons....       621,225
    8,200    Echlin.....................       259,325
   27,300 (a)Federated Department Stores       931,612
    4,600    Fleetwood Enterprises......       126,500
    4,900    Fleming Cos................        84,525
  156,100    Ford Motor.................     4,975,687
   10,200 (a)Fruit of the Loom, Cl. A...       386,325
   18,500    Gannett....................     1,385,187
   37,300    Gap........................     1,123,662
   18,100 (a)General Instrument.........       391,412
   99,500    General Motors.............     5,547,125
    7,900    Giant Food, Cl. A..........       272,550
   20,400    Goodyear Tire & Rubber.....     1,048,050
    5,000    Great Atlantic & Pacific...       159,375
   17,000 (a)HFS........................     1,015,750
    9,400    Harcourt General...........       433,575
    4,000    Harland (John H.)..........       132,000



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Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                           December 31, 1996

    Shares   COMMON STOCKS (continued)         Value
  ----------                               ------------
             Consumer Cyclical (continued)
   13,500 (a)Harrah's Entertainment.....    $  268,312
   11,300    Hasbro.....................       439,287
   32,600    Hilton Hotel...............       851,675
   63,200    Home Depot.................     3,167,900
   15,300 (a)ITT........................       663,637
   15,600    ITT Industries.............       382,200
    5,100    Jostens....................       107,737
   63,700 (a)K mart.....................       660,887
    4,900 (a)King World Productions.....       180,687
   12,300    Knight-Ridder..............       470,475
   16,600 (a)Kroger.....................       771,900
   35,700    Limited....................       655,987
    9,400    Liz Claiborne..............       363,075
    2,600    Longs Drug Stores..........       127,725
   22,800    Lowes......................       809,400
   16,900    Marriott International.....       933,725
   21,100    Masco......................       759,600
   35,800    Mattel.....................       993,450
   33,100    May Department Stores......     1,547,425
   13,200    Maytag.....................       260,700
   91,800    McDonald's.................     4,153,950
   13,100    McGraw-Hill Cos............       604,237
    4,800    Mercantile Stores..........       237,000
    3,600    Meredith...................       189,900
   13,100    Moore......................       266,912
    1,133    NACCO Industries, Cl. A....        60,615
   37,900    NIKE, Cl. B................     2,264,525
    9,700 (a)Navistar International.....        88,512
   12,700    New York Times, Cl. A......       482,600
   10,700    Nordstrom..................       379,181
    5,100    PACCAR.....................       346,800
   30,400    Penney (J.C.)..............     1,482,000
    8,200    Pep Boys-Manny, Moe & Jack.       252,150
   25,800 (a)Price/Costco...............       648,225
    7,300    Reebok International.......       306,600
   16,200    Rite Aid...................       643,950
    5,000    Russell....................       148,750
   51,500    Sears, Roebuck & Co........     2,375,437
    2,700    Springs Industries.........       116,100
    6,500    Stride Rite................        65,000
    8,900    Supervalu..................       252,537
   23,600    Sysco......................       769,950
   10,300    TJX Cos....................       487,962
    7,700    Tandy......................       338,800
   87,400 (a)Tele-Communications, Cl. A.     1,141,662
   74,900    Time Warner................     2,808,750
   13,000    Times Mirror, Cl. A........       646,750
   36,100 (a)Toys R Us..................     1,083,000
    8,100    Tribune....................       638,887
   82,200 (a)US West Media Group........     1,520,700
    8,400    V.F........................       567,000

             Consumer Cyclical (continued)
   46,601 (a)Viacom, Cl. B.............. $   1,625,209
  301,900    Wal-Mart Stores............     6,905,962
   32,400    Walgreen...................     1,296,000
   17,100    Wendy's International......       350,550
    9,800    Whirlpool..................       456,925
   19,900    Winn-Dixie Stores..........       629,337
   17,600 (a)Woolworth..................       385,000
                                         -------------
                                            88,080,572
                                         -------------
             Consumer Staples--12.0%
    3,700    Alberto-Culver, Cl. B......       177,600
   65,700    Anheuser-Busch Cos.........     2,628,000
   71,551    Archer Daniels Midland.....     1,574,122
   17,500    Avon Products..............       999,687
    9,100    Brown-Forman, Cl. B........       416,325
   18,900    CPC International..........     1,464,750
   30,800    Campbell Soup..............     2,471,700
    6,800    Clorox.....................       682,550
  327,500    Coca-Cola..................    17,234,687
   19,300    Colgate-Palmolive..........     1,780,425
   31,700    ConAgra....................     1,577,075
    5,000    Coors (Adolph), Cl. B......        95,000
   43,900    Eastman Kodak..............     3,522,975
    8,500    Ecolab.....................       319,812
   20,600    General Mills..............     1,305,525
   73,500    Gillette...................     5,714,625
   48,400    Heinz (H.J.)...............     1,730,300
   20,200    Hershey Foods..............       883,750
   14,600    International Flavors &
               Fragrances...............       657,000
  175,300    Johnson & Johnson..........     8,721,175
   27,700    Kellogg....................     1,817,812
    8,300    Manor Care.................       224,100
   20,900    Newell.....................       658,350
  204,500    PepsiCo....................     5,981,625
  107,200    Philip Morris Cos..........    12,073,400
   10,900    Pioneer Hi-Bred International     763,000
    6,000    Polaroid...................       261,000
   89,800    Procter & Gamble...........     9,653,500
   17,900    Quaker Oats................       682,437
   13,900    Ralston-Ralston Purina Group    1,019,912
   19,700    Rubbermaid.................       448,175
   63,700    Sara Lee...................     2,372,825
   49,100    Seagram....................     1,902,625
    8,200    Tupperware.................       439,725
   24,500    UST........................       793,187
   21,100    Unilever, N.V..............     3,697,775
   13,600    Whitman....................       311,100
   15,300    Wrigley, (Wm) Jr...........       860,625
                                         -------------
                                            97,918,256
                                         -------------

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                           December 31, 1996

    Shares   COMMON STOCKS (continued)         Value
  ----------                               ------------
             Energy--9.1%
   12,200    Amerada Hess...............    $  706,075
   65,400    Amoco......................     5,264,700
    8,500    Ashland....................       372,937
   21,200    Atlantic Richfield.........     2,809,000
   19,000    Baker Hughes...............       655,500
   16,400    Burlington Resources.......       826,150
   85,900    Chevron....................     5,583,500
   13,800    Coastal....................       674,475
    7,300    Columbia Gas System........       464,462
   12,500    Consolidated Natural Gas...       690,625
    2,700    Eastern Enterprises........        95,512
   33,500    Enron......................     1,444,687
    9,200    Enserch....................       211,600
  163,500    Exxon......................    16,023,000
   16,500    Halliburton................       994,125
    3,320    Helmerich & Payne..........       173,055
    6,400    Kerr-McGee.................       460,800
    4,500    Louisiana Land & Exploration      241,312
   51,900    Mobil......................     6,344,775
    6,500    Nicor......................       232,375
   18,100    Noram Energy...............       278,287
    3,600    Oneok......................       108,000
   13,800 (a)Oryx Energy................       341,550
   11,100    Pacific Enterprises........       337,162
   19,900    Panenergy..................       895,500
    6,100    Pennzoil...................       344,650
    4,600    Peoples Energy.............       155,825
   34,600    Phillips Petroleum.........     1,531,050
   11,200 (a)Rowan Cos..................       253,400
   70,500    Royal Dutch Petroleum......    12,037,875
   11,900 (a)Santa Fe Energy Resources..       165,112
   32,500    Schlumberger...............     3,245,937
   11,300    Sonat......................       581,950
   21,900    Tenneco....................       988,238
    9,600    Sun........................       234,000
   34,800    Texaco.....................     3,414,750
   37,900    USX-Marathon Group.........       904,862
   32,944    Union Pacific Resources Group     963,614
   32,900    Unocal.....................     1,336,562
    7,100 (a)Western Atlas..............       503,212
   20,700    Williams Cos...............       776,250
                                         -------------
                                            73,666,451
                                         -------------
             Health Care-- 8.3%
  102,300    Abbott Laboratories........     5,191,725
    8,600 (a)Allergan...................       306,375
   11,100    Alza.......................       287,212
   84,000    American Home Products.....     4,924,500
   34,800 (a)Amgen......................     1,892,250
    7,500    Bard (C.R.)................       210,000
    7,300    Bausch & Lomb..............       255,500

             Health Care (continued)
   35,900    Baxter International.......   $ 1,471,900
   13,100 (a)Beverly Enterprises........       167,025
   15,200    Biomet.....................       229,900
   23,400 (a)Boston Scientific..........     1,404,000
   65,900    Bristol-Myers Squibb.......     7,166,625
   88,350    Columbia/HCA Healthcare....     3,600,262
   30,300    Corning....................     1,401,375
    9,600    Guidant....................       547,200
   21,400 (a)Humana.....................       409,275
   72,600    Lilly (Eli)................     5,299,800
   31,600    Medtronic..................     2,148,800
  158,600    Merck & Co.................    12,569,050
    5,700    Millipore..................       235,837
   84,800    Pfizer.....................     7,027,800
   66,900    Pharmacia & Upjohn.........     2,650,912
   48,600    Schering-Plough............     3,146,850
   10,700    St. Jude Medical...........       456,087
   28,600 (a)Tenet Healthcare...........       625,625
    8,300    U.S. Surgical..............       326,812
   24,300    United Healthcare..........     1,093,500
   35,700    Warner-Lambert.............     2,677,500
                                         -------------
                                            67,723,697
                                         -------------
             Interest Sensitive--13.5%
   19,799    Aetna......................     1,583,920
   13,900    Ahmanson (H.F.) & Co.......       451,750
   58,500    Allstate...................     3,385,687
   62,300    American Express...........     3,519,950
   26,700    American General...........     1,091,362
   61,800    American International Group    6,689,850
   14,200    Aon........................       882,175
   56,200    Banc One...................     2,416,600
   51,600    Bank of New York...........     1,741,500
   47,300    BankAmerica................     4,718,175
   20,100    Bank of Boston.............     1,291,425
   10,800    Bankers Trust New York.....       931,500
   25,600    Barnett Banks..............     1,052,800
    7,100    Beneficial.................       449,962
   20,300    Boatmens Bancshares........     1,309,350
    9,900    CIGNA......................     1,352,587
   57,800    Chase Manhattan............     5,158,650
   22,900    Chubb......................     1,230,875
   62,000    Citicorp...................     6,386,000
   14,100    Comerica...................       738,487
   29,300    CoreStates Financial.......     1,519,937
   21,101    Dean Witter, Discover & Co.     1,397,941
  143,700    Federal National Mortgage
               Association..............     5,352,825
   23,600    Federal Home Loan Mortgage.     2,598,950
   13,900    Fifth Third Bancorp........       873,093
   17,700    First Bank Systems.........     1,208,025

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                           December 31, 1996

    Shares   COMMON STOCKS (continued)         Value
  ----------                               ------------
             Interest Sensitive (continued)
   41,900    First Chicago NBD..........   $ 2,252,125
   37,400    First Union................     2,767,600
   34,500    Fleet Financial Group......     1,720,687
   10,900    General Re.................     1,719,475
    7,600    Golden West Financial......       479,750
   18,200    Great Western Financial....       527,800
   18,100    Green Tree Financial.......       699,112
   12,700    Household International....     1,171,575
   15,500    ITT Hartford...............     1,046,250
    9,400    Jefferson Pilot............       532,275
    5,100    Kaufman & Broad Home.......        65,662
   29,700    Keycorp....................     1,499,850
   13,700    Lincoln National...........       719,250
   15,200    Loews......................     1,432,600
    5,700    MBIA.......................       577,125
   29,300    MBNA.......................     1,215,950
    7,800    MGIC Investment............       592,800
   17,100    Mellon Bank................     1,214,100
   21,700    Merrill Lynch & Co.........     1,768,550
   24,600    Morgan (J.P.) & Co.........     2,401,575
   20,000    Morgan Stanley Group.......     1,142,500
   29,200    National City..............     1,310,350
   37,900    NationsBank................     3,704,725
   48,700    Norwest....................     2,118,450
   44,900    PNC Bank...................     1,689,362
   12,300    Providian..................       631,912
    3,100    Pulte......................        95,325
    7,300    Republic New York..........       595,862
   16,600    Safeco.....................       654,662
   14,300    Salomon....................       673,887
   10,900    St. Paul Cos...............       639,012
   29,400    SunTrust Banks.............     1,447,950
    9,300    Torchmark..................       469,650
    8,700    Transamerica...............       687,300
   84,266    Travelers Group............     3,823,600
    9,700    UNUM.......................       700,825
   15,200    USF&G......................       317,300
    4,500    USLife.....................       149,625
   19,900    U.S. Bancorp...............       894,256
   21,700    Wachovia...................     1,226,050
   12,100    Wells Fargo................     3,263,975
                                         -------------
                                           109,974,065
                                         -------------
             Mining and Metals--1.3%
   14,000 (a)ARMCO......................        57,750
    5,600    ASARCO.....................       139,300
   29,800    Alcan Aluminium............     1,002,025
   22,800    Aluminum Co. of America....     1,453,500
   47,100    Barrick Gold...............     1,354,125
   29,600    Battle Mountain Gold.......       203,500
   14,700 (a)Bethlehem Steel............       132,300

             Mining and Metals (continued)
   12,200    Cyprus Amax Minerals.......    $  285,175
   18,300    Echo Bay Mines.............       121,237
   18,900    Engelhard..................       361,462
   25,500    Freeport-McMoRan
                 Copper, Cl. B..........       761,812
   19,300    Homestake Mining...........       275,025
   22,200    Inco.......................       707,625
    6,400    Inland Steel Industries....       128,000
   13,101    Newmont Mining.............       586,269
   11,500    Nucor......................       586,500
    8,600    Phelps Dodge...............       580,500
   31,500    Placer Dome................       685,125
    8,400    Reynolds Metals............       473,550
   17,301    Santa Fe Pacific Gold......       266,002
   11,100    USX-U.S. Steel.............       348,262
   11,900    Worthington Industries.....       215,687
                                         -------------
                                            10,724,731
                                         -------------
             Transportation--1.3%
   11,900 (a)AMR........................     1,048,687
   20,100    Burlington Northern Santa Fe    1,736,137
   28,500    CSX........................     1,204,125
    5,100    Caliber System.............        98,175
   10,600    Conrail....................     1,056,025
    9,900    Delta Air Lines............       701,662
   15,000    Federal Express............       667,500
   16,500    Norfolk Southern...........     1,443,750
   19,100    Southwest Airlines.........       422,587
    8,500 (a)USAir Group................       198,687
   32,300    Union Pacific..............     1,942,037
                                         -------------
                                            10,519,372
                                         -------------
             Utilities--8.8%
   25,000    ALLTEL.....................       784,375
  213,300    AT&T.......................     9,278,550
   66,000 (a)Airtouch Communications....     1,666,500
   24,700    American Electric Power....     1,015,787
   72,300    Ameritech..................     4,383,187
   19,400    Baltimore Gas & Electric...       518,950
   57,600    Bell Atlantic..............     3,729,600
  130,800    BellSouth..................     5,281,050
   20,700    CINergy....................       690,862
   19,900    Carolina Power & Light.....       726,350
   27,700    Central & Southwest........       709,812
   31,000    Consolidated Edison........       906,750
   19,100    DTE Energy.................       618,362
   23,700    Dominion Resources.........       912,450
   26,500    Duke Power.................     1,225,625
   57,000    Edison International.......     1,132,875
   30,400    Entergy....................       843,600
   24,100    FPL Group..................     1,108,600
   22,000    Frontier...................       497,750

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                           December 31, 1996

    Shares   COMMON STOCKS (continued)         Value
  ----------                               ------------
             Utilities (continued)
   15,900    GPU........................    $  534,637
  126,600    GTE........................     5,760,300
   30,900    Houston Industries.........       699,112
   90,200    MCI Communications.........     2,948,412
   57,900    NYNEX......................     2,786,437
   19,000    Niagara Mohawk Power.......       187,625
    9,100    Northern States Power......       417,462
   20,100    Ohio Edison................       457,275
   29,300    PECO Energy................       739,825
   21,400    PP&L Resources.............       492,200
   54,300    Pacific Gas & Electric.....     1,140,300
   56,400    Pacific Telesis Group......     2,072,700
   38,800    PacifiCorp.................       795,400
   31,400    Public Service Enterprise Group   855,650
   79,400    SBC Communications.........     4,108,950
   88,700    Southern...................     2,006,837
   56,600    Sprint.....................     2,256,925
   29,600    Texas Utilities............     1,206,200
   28,400    UniCom.....................       770,350
   13,400    Union Electric.............       515,900
   62,800    US West....................     2,025,300
  114,400 (a)WorldCom...................     2,981,550
                                         -------------
                                            71,790,382
                                         -------------
             TOTAL COMMON STOCKS
               (cost $631,260,923)......  $745,657,527
                                         =============
               U.S. Treasury Bills:
  $ 979,000    4.9%, 1/2/1997...........  $    978,873
  2,628,000    4.94%, 1/9/1997..........     2,625,188
  4,979,000 (b).........4.96%, 1/16/1997     4,968,744
  3,041,000    4.99%, 1/23/1997.........     3,031,938
    499,000    5.01%, 1/30/1997.........       497,054
  3,443,000    4.98%, 2/27/1997.........     3,416,006
 26,111,000    4.94%, 3/6/1997..........    25,880,701
 29,643,000    4.89%, 3/13/1997.........    29,352,795
                                         -------------
               TOTAL SHORT-TERM
                 (cost $70,755,963).....  $ 70,751,299
                                         =============


TOTAL INVESTMENTS
  (cost $702,016,886)............ 100.3%  $816,408,826
                                 ======= =============


LIABILITIES LESS CASH AND
  RECEIVABLES ...................   (.3%)$  (2,450,053)
                                 ======= =============


NET ASSETS....................... 100.0%  $813,958,773
                                 ======= =============


Notes to Statement of Investments:
--------------------------------------------------------------------------------

(a) Non-income producing.
(b) Partially held by custodian in a segregated account as collateral for open financial future positions.

Statement of Financial Futures                                 December 31, 1996

Financial Futures Purchased
----------------------------------------------------------------------------------------------------------------
                                                                   Market Value                      Unrealized
                                                     Number of        Covered                      (Depreciation)
Issuer                                               Contracts     by Contracts      Expiration      at 12/31/96
-----                                               ----------     ------------     ------------    ------------
Standard & Poor's 500............................       187         $69,610,750      March 1997      ($267,170)




                        See notes to financial statements.

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1996

                                                                                              Cost                  Value
                                                                                          -------------         -------------
ASSETS:                       Investments in securities--See Statement of
                                Investments....................................            $702,016,886          $816,408,826
                              Cash.............................................                                     3,146,261
                              Dividends and interest receivable................                                     1,074,756
                              Receivable for investment securities sold........                                       154,980
                              Prepaid expenses.................................                                           698
                                                                                                                -------------
                                                                                                                  820,785,521
                                                                                                                -------------



LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                       170,483
                              Payable for investment securities purchased......                                     5,081,867
                              Payable for futures variation margin--Note 4(a)...                                    1,377,500
                              Accrued expenses.................................                                       196,898
                                                                                                                -------------
                                                                                                                    6,826,748
                                                                                                                -------------


NET ASSETS.....................................................................                                  $813,958,773
                                                                                                                =============


REPRESENTED BY:               Paid-in capital..................................                                  $675,673,544
                              Accumulated undistributed investment income--net..                                       96,693
                              Accumulated net realized gain (loss) on investments                                  24,063,766
                              Accumulated net unrealized appreciation (depreciation)
                                on investments [including ($267,170) net unrealized
                                (depreciation) on financial futures]--Note 4(b).                                  114,124,770
                                                                                                                -------------


NET ASSETS.....................................................................                                  $813,958,773
                                                                                                                =============

SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized)................                                    40,128,613


NET ASSET VALUE, offering and redemption price per share.......................                                        $20.28
                                                                                                                      =======




                       See notes to financial statements.

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Operations                             Year Ended December 31, 1996


INVESTMENT INCOME

INCOME:                       Cash dividends
                                (net of $62,931 foreign taxes withheld at source)                                  $ 10,395,226
                              Interest.........................................                     2,964,524
                                                                                               --------------
                                   Total Income................................                                    $ 13,359,750


EXPENSES:                     Management fee--Note 3(a).........................                    1,278,312
                              Registration fees.................................                      125,515
                              Professional fees.................................                       77,292
                              Prospectus and shareholders' reports..............                       40,817
                              Directors' fees and expenses--Note 3(c)...........                       37,160
                              Shareholder servicing costs--Note 3(b)............                        6,090
                              Miscellaneous.....................................                        6,794
                                                                                               --------------
                                   Total Expenses..............................                                       1,571,980
                                                                                                                ---------------


INVESTMENT INCOME--NET..........................................................                                     11,787,770
                                                                                                                ---------------



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

                              Net realized gain (loss) on investments--Note 4(a)                  $23,146,990
                              Net realized gain (loss) on financial futures--Note 4(a)                                8,737,790
                                                                                               --------------
                                Net Realized Gain..............................                                      31,884,780
                              Net unrealized appreciation (depreciation) on investments
                                [including ($32,355) net unrealized (depreciation) on
                                financial futures].............................                                      67,782,146
                                                                                                                ---------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                                      99,666,926
                                                                                                                ---------------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                     $111,454,696
                                                                                                                ===============



                       See notes to financial statements.

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                            Year Ended          Year Ended
                                                                                         December 31, 1996   December 31, 1995
                                                                                         -----------------   -----------------
OPERATIONS:

  Investment income--net................................................                    $ 11,787,770        $  4,465,773

  Net realized gain (loss) on investments..............................                       31,884,780           8,075,002

  Net unrealized appreciation (depreciation) on investments............                       67,782,146          43,128,888
                                                                                          --------------      --------------

      Net Increase (Decrease) in Net Assets Resulting from Operations..                      111,454,696          55,669,663
                                                                                          --------------      --------------

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net................................................                     (11,705,971)         (4,476,568)

  Net realized gain on investments.....................................                      (12,675,130)         (2,357,447)
                                                                                          --------------      --------------

      Total Dividends..................................................                      (24,381,101)         (6,834,015)
                                                                                          --------------      --------------

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold........................................                      520,828,128         219,772,239

  Dividends reinvested.................................................                       24,381,101           6,834,015

  Cost of shares redeemed..............................................                     (131,010,511)        (59,561,665)
                                                                                          --------------      --------------

      Increase (Decrease) in Net Assets from Capital Stock Transactions                      414,198,718         167,044,589
                                                                                          --------------      --------------

        Total Increase (Decrease) in Net Assets........................                      501,272,313         215,880,237

NET ASSETS:

  Beginning of Period..................................................                      312,686,460          96,806,223
                                                                                          --------------      --------------

  End of Period........................................................                     $813,958,773        $312,686,460
                                                                                          ==============      ==============

Undistributed investment income--net....................................                    $     96,693        $     14,894
                                                                                          --------------      --------------

CAPITAL SHARE TRANSACTIONS:
                                                                                              Shares              Shares
                                                                                          --------------      --------------
  Shares sold..........................................................                       27,543,376          14,313,682

  Shares issued for dividends reinvested...............................                        1,269,483             417,105

  Shares redeemed......................................................                       (6,861,606)         (4,033,543)
                                                                                          --------------      --------------

      Net Increase (Decrease) in Shares Outstanding....................                       21,951,253          10,697,244
                                                                                          ==============      ==============




                       See notes to financial statements.

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                Four Months
                                                                                                   Ended      Year Ended
                                                                    December 31,                December 31,  August 31,
                                                  -------------------------------------------  -------------  ----------
PER SHARE DATA:                                     1996        1995        1994        1993        1992        1992
                                                  -------     -------     -------     -------     -------     -------
   Net asset value, beginning of period..          $17.20      $12.94      $13.20      $15.32      $14.87      $14.20
                                                  -------     -------     -------     -------     -------     -------
   Investment Operations:
   Investment income--net.................            .39         .33         .32        .37          .13         .37
   Net realized and unrealized gain (loss)
      on investments.....................            3.43        4.39        (.21)      1.04          .77         .68
                                                  -------     -------     -------     -------     -------     -------
   Total from Investment Operations......            3.82        4.72         .11        1.41         .90        1.05
                                                  -------     -------     -------     -------     -------     -------
   Distributions:
   Dividends from investment income--net..           (.39)       (.33)       (.31)      (.34)        (.21)       (.38)
   Dividends in excess of investment income--net      --          --         --         (.03)        --          --
   Dividends from net realized gain
      on investments.....................            (.35)       (.13)       --        (3.00)        (.24)       --
   Dividends in excess of net realized gain
      on investments.....................            --           --         (.06)      (.16)        --          --
                                                  -------     -------     -------     -------     -------     -------
   Total Distributions...................            (.74)       (.46)       (.37)     (3.53)        (.45)       (.38)
                                                  -------     -------     -------     -------     -------     -------
   Net asset value, end of period........          $20.28      $17.20      $12.94      $13.20      $15.32      $14.87
                                                  =======     =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN..................           22.54%      36.78%        .88%       9.33%       6.05%(1)    7.49%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses
      to average net assets..............             .30%        .39%        .40%        .40%        .13%(1)     .40%
   Ratio of net investment income
      to average net assets..............            2.24%       2.38%       2.57%       2.38%        .85%(1)    2.63%
   Decrease reflected in above expense ratios
      due to undertakings by the Manager.             --           .03%       .16%       .27%         .03%(1)     .13%
   Portfolio Turnover Rate...............           10.92%      11.95%       2.82%      71.71%       6.94%(1)    7.66%
   Average commission rate paid (2)......          $.0317         --          --         --          --          --
   Net Assets, end of period (000's Omitted)     $813,959    $312,686     $96,806     $61,319     $70,072     $74,446

------------------
(1) Not annualized.
(2) For fiscal years beginning January 1, 1996, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



                       See notes to financial statements.

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:
  Dreyfus Stock Index Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the Fund's index manager. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. acts as the distributor of the Fund's shares, which are sold without a sales charge.

  The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

  (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

  (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. This may result in distributions that are in excess of investment income-net on a fiscal year basis. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line ofCredit:
  The Fund participates with other Dreyfus managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. For the period ended December 31, 1996, the Fund did not borrow under the line of credit.

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3--Management Fee and Other Transactions With Affiliates:
  (a) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .245 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, a monthly fee at the annual rate of .095 of 1% of the value of the Fund's average daily net assets. Dreyfus has currently undertaken from January 1, 1996 until December 31, 1996 and thereafter until such a time as they give shareholders at least 180 days notice to the contrary that if in any full fiscal year the Fund's aggregate expenses (exclusive of brokerage commissions, transaction fees and extraordinary expenses) exceed an annual rate of .40 of 1% of the value of the Fund's average daily net assets, the Fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. There was no expense reim bursement for the period ended December 31, 1996.

  (b) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts. During the period ended December 31, 1996, the Fund was charged an aggregate of $9,218 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $362 during the period ended December 31, 1996.

  (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--Securities Transactions:
  (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1996 amounted to $424,886,551 and $51,539,693, respectively.

  The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 1996 and their related unrealized market depreciation are set forth in the Statement of Financial Futures.

  (b)  At  December  31,  1996,  accumulated  net  unrealized   appreciation  on
investments was $114,124,770, consisting of $121,757,907 gross unrealized appreciation and $7,633,137 gross unrealized depreciation.

  At December 31, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Report of Independent Accountants

To the Shareholders and Board of Directors of Dreyfus Stock Index Fund:

   We have audited the accompanying statement of assets and liabilities of Dreyfus Stock Index Fund, including the statements of investments and financial futures, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, for the period September 1, 1992 to December 31, 1992, and the year ended August 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                      COOPERS & LYBRAND L.L.P.
New York, New York
January 29, 1997


Important Tax Information (Unaudited)

   For Federal tax purposes the Fund hereby designates $.1175 per share as a long-term capital gain distribution of the $.2725 per share paid on December 31, 1996 and also designates $.101 per share as a long-term capital gain distribution of the $.165 per share paid on August 30, 1996.

Dreyfus Stock Index Fund
--------------------------------------------------------------------------------
Proxy Results (Unaudited)

  A special meeting of stockholders of the Fund was held on July 26, 1996, at which shareholders approved the election of the following Board members: Joseph
S. DiMartino, by a vote of 23,175,588 shares in favor of and 882,570 shares withholding authority to vote; John M. Fraser, Jr., by a vote of 23,124,031 shares in favor of and 934,127 shares withholding authority to vote; Ehud Houminer, by a vote of 23,157,401 shares in favor of and 900,757 shares withholding authority to vote; David J. Mahoney, by a vote of 23,150,331 shares in favor of and 907,827 shares withholding authority to vote; Gloria Messinger, by a vote of 23,170,518 shares in favor of and 887,640 shares withholding authority to vote; David P. Feldman, by a vote of 23,192,286 shares in favor of and 865,872 shares withholding authority to vote, Jack R. Meyer, by a vote of 23,199,621 shares in favor of and 858,537 shares withholding authority to vote; John Szarkowski, by a vote of 23,129,134 shares in favor of and 929,024 shares withholding authority to vote; and Anne Wexler, by a vote of 23,161,016 shares in favor of and 897,142 shares withholding authority to vote. The shareholders also ratified the selection Coopers & Lybrand L.L.P. as independent auditors by a vote of 22,776,119 shares in favor of, and 191,304 shares against the selection, with 1,090,734 shares abstaining (including broker non-votes). Also considered at the meeting was a change from fundamental policy to a non-fundamental policy an investment restriction which prohibits the Fund from purchasing securities of any company having less than three years continuous operations if such purchase would cause the value of such investments in all such companies to exceed 5% of the value of the Fund's total assets. The change from fundamental to non-fundamental policy was proposed to afford the Fund the investment flexibility to permit it to be competitive with other similar funds, and was approved by shareholders by a vote of 19,870,738 shares with 1,183,650 shares voting against the change and 3,003,158 shares abstaining (including broker non-votes).

Dreyfus Stock Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager
Mellon Equity Associates
500 Grant Street
Pittsburgh, PA 15258

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                     763AR9612